Segment Information - Schedule of Other Required Segment Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 636	$ 703
Reportable segments [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	450	651
Reportable segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	206	382
Reportable segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	118	119
Reportable segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	90	100
Reportable segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	28	28
Reportable segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	8	22
Corporate assets [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 186	$ 52